Credit Quality of Financial Assets and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
8. Credit Quality of Financial Assets and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.

•	Allowance for credit losses

•	Credit quality of financial assets
Credit quality indicators
Past-due
financing receivables
Non-accrual

•	Information about modifications of financing receivables made to debtors experiencing financial difficulty
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for fiscal 2023, 2024 and 2025:

	Fiscal Year ended March 31, 2023
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥(1,437)	¥0	¥(215)	¥27	¥1	¥4,092	¥3,644	¥448
Overseas	455	(19)	0	0	1	9	446	446	0
Card loans
Japan	10,019	(421)	0	(584)	8	0	9,022	8,329	693
Other
Japan	5,204	4,672	0	(2,124)	8	(1)	7,759	5,337	2,422
Overseas	1,105	1,265	0	(508)	0	27	1,889	1,467	422
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	173	0	0	0	(1)	253	253	0
The Americas	2,691	(1,186)	0	0	0	(11)	1,494	560	934
Other than non-recourse loans
Real estate companies
Japan	617	131	0	0	28	1	777	663	114
Overseas	735	264	0	(29)	0	37	1,007	1,007	0
Commercial, industrial and other companies
Japan	1,337	102	0	(358)	71	0	1,152	477	675
Overseas	18,296	7,164	0	(8,212)	329	1,555	19,132	16,455	2,677
Loans to Equity method investees	1,957	361	0	(1,842)	0	174	650	281	369
Purchased loans*1	1,575	(261)	6,901	(7,142)	64	11	1,148	541	607
Net investment in leases:	16,303	1,678	0	(2,637)	27	348	15,719	12,032	3,687

Subtotal	66,091	12,486	6,901	(23,651)	563	2,150	64,540	51,492	13,048

Other financial assets measured at amortized cost*2	5,324	194	0	(4,721)	30	6	833	267	566

Total	¥71,415	¥12,680	¥6,901	¥(28,372)	¥593	¥2,156	¥65,373	¥51,759	¥13,614

	Fiscal Year ended March 31, 2024
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥(712)	¥0	¥(218)	¥151	¥(110)	¥3,203	¥2,893	¥310
Overseas	446	94	0	(6)	1	46	581	526	55
Card loans
Japan	9,022	101	0	(918)	10	(8,203)	12	12	0
Other
Japan	7,759	5,313	0	(3,856)	7	(9,132)	91	6	85
Overseas	1,889	3,166	0	(2,736)	476	265	3,060	1,762	1,298
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	176	0	0	0	0	429	429	0
The Americas	1,494	74	0	(55)	0	205	1,718	660	1,058
Other than non-recourse loans
Real estate companies
Japan	777	176	0	(4)	26	0	975	889	86
Overseas	1,007	430	0	0	0	112	1,549	1,045	504
Commercial, industrial and other companies
Japan	1,152	(44)	0	(281)	9	21	857	722	135
Overseas	19,132	8,702	0	(4,762)	176	2,576	25,824	16,061	9,763
Loans to Equity method investees	650	99	0	0	0	129	878	422	456
Purchased loans*1	1,148	13	47,676	(47,722)	2	16	1,133	548	585
Net investment in leases:	15,719	3,064	0	(2,635)	26	606	16,780	10,866	5,914

Subtotal	64,540	20,652	47,676	(63,193)	884	(13,469)	57,090	36,841	20,249

Other financial assets measured at amortized cost*2	833	311	0	(280)	9	147	1,020	321	699

Total	¥65,373	¥20,963	¥47,676	¥(63,473)	¥893	¥(13,322)	¥58,110	¥37,162	¥20,948

	Fiscal Year ended March 31, 2025
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,203	¥(317)	¥0	¥(62)	¥66	¥1	¥2,891	¥2,609	¥282
Overseas	581	1,202	0	0	1	(105)	1,679	505	1,174
Card loans
Japan	12	13	0	0	11	0	36	36	0
Other
Japan	91	(8)	0	0	7	0	90	6	84
Overseas	3,060	2,996	0	(3,237)	453	(224)	3,048	1,355	1,693
Installment loans to corporate borrowers:
Non-recourse loans
Japan	429	33	0	0	0	0	462	462	0
The Americas	1,718	1,066	0	(150)	0	(41)	2,593	1,548	1,045
Other than non-recourse loans
Real estate companies
Japan	975	(14)	0	(78)	26	(1)	908	877	31
Overseas	1,549	682	0	0	0	(185)	2,046	764	1,282
Commercial, industrial and other companies
Japan	857	359	0	(146)	7	1	1,078	586	492
Overseas	25,824	1,094	0	(4,048)	34	(2,841)	20,063	11,919	8,144
Loans to Equity method investees	878	954	0	(255)	0	(65)	1,512	167	1,345
Purchased loans*1	1,133	80	7,507	(7,547)	2	167	1,342	521	821
Net investment in leases:	16,780	4,934	0	(3,505)	91	(178)	18,122	11,236	6,886

Subtotal	57,090	13,074	7,507	(19,028)	698	(3,471)	55,870	32,591	23,279

Other financial assets measured at amortized cost*2	1,020	179	0	(276)	14	(38)	899	299	600

Total	¥58,110	¥13,253	¥7,507	¥(19,304)	¥712	¥(3,509)	¥56,769	¥32,890	¥23,879

Notes:	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥8,117 million, ¥20,968 million and ¥18,723 million for fiscal 2023, 2024 and 2025 respectively. The reconciliation between the above table and the amounts reported on the consolidated statements of income in fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2023	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025
	Provision for credit losses	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,678	¥3,064	¥4,934
Installment loans	10,808	17,588	8,140

Subtotal in the above table	12,486	20,652	13,074

Other financial assets measured at amortized cost	194	311	179

Total in the above table	12,680	20,963	13,253

Off-balance sheet credit exposures *3(a)	(4,542)	(440)	5,297
Available-for-sale debt securities *3(b)	(21)	445	173

Amount reported on the consolidated financial statements	¥8,117	¥20,968	¥18,723

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥17,843 million, ¥5,116 million and ¥9,766 million as of March 31, 2023, 2024 and 2025, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥144 million ¥634 million and ¥670 million as of March 31, 2023, 2024 and 2025, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”

*4	Included in Charge-off in write-offs of purchased loans were ¥6,901 million, ¥47,676 million and ¥7,507 million during fiscal 2023, 2024 and 2025.
*5	“Other” mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.
The following table provides information about purchased loans which were acquired for fiscal 2023, 2024 and 2025:

	Millions of yen
	Fiscal Year ended March 31, 2023	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025
Purchase price	¥2,444	¥12,271	¥5,264
Allowance for credit losses at acquisition date	6,901	47,676	7,507
Discount or premium attributable to other factors	261	1,188	1,332

Par value	¥9,606	¥61,135	¥14,103

The Company

and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic and business conditions and expected outlook in future.
The Company and its subsidiaries manage credit risk using various indicators specific to the region, industry, and types of assets, in accordance with the group risk management policy. For credit transactions, the basic group policy is to obtain sufficient collateral and guarantees, and to diversify industries and borrowers, and the Company and its subsidiaries comprehensively evaluate and monitor the financial condition and cash flows of borrowers, underlying collateral and guarantees, and profitability. The Company and its subsidiaries also manage exposure to potentially high-risk markets by establishing appropriate credit limits through portfolio analysis.
Due to the diversity of assets and risk indicators held by the Company and its subsidiaries, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets as indicators that are common across all classes. The category of non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified to debtors experiencing financial difficulty, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans and card loans.
The credit quality of real estate loans is affected by the cash flows derived from the property and its collateral value.
The credit quality of card loans is affected by the repayment ability of customers such as customer credit standing or payment history.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default in each portfolio.

Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Loans to equity method investees
Equity method investees are diversified in various industries and countries. The credit quality of loans to equity method investees is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to equity method investees is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by governments and central banks, as well as from third-party information providers as economic indicators.
On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.

There have been no significant changes during fiscal 2025 to methodologies and economic indicators used to estimate the allowance for credit losses.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financing receivables if the financing receivables are collateral-dependent.
The collateral-dependent financing receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financing receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of March 31, 2024 and 2025 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during fiscal 2024 and 2025. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

		March 31, 2024
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2024	2023	2022	2021	2020	Prior	Total
Consumer borrowers:
	Performing	¥245,106	¥200,373	¥165,337	¥248,395	¥334,364	¥788,888	¥1,982,463
	Non-Performing	1,139	1,224	607	292	500	11,871	¥15,633
	Gross write-offs	1,268	3,500	988	228	147	685	¥6,816

Real estate loans
	Performing	219,407	182,697	161,632	247,905	334,009	788,635	¥1,934,285
	Non-Performing	109	22	508	281	486	11,770	¥13,176
	Gross write-offs	0	1	0	2	5	216	¥224
Other
	Performing	25,699	17,676	3,705	490	355	253	¥48,178
	Non-Performing	1,030	1,202	99	11	14	101	¥2,457
	Gross write-offs	1,268	3,499	988	226	142	469	¥6,592

	March 31, 2024
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2024	2023	2022	2021	2020	Prior	Total
Corporate borrowers:
Performing	484,932	236,795	276,776	96,684	121,132	183,404	¥1,399,723
Non-Performing	5,144	3,346	26,661	5,255	6,705	23,023	¥70,134
Gross write-offs	115	102	1,005	215	1,397	2,268	¥5,102

Non-recourse loans
Japan
Performing	97,099	22,621	10,572	6,713	1,266	7,015	¥145,286
Gross write-offs	0	0	0	0	0	0	¥0
The Americas
Performing	11,804	9,077	1,742	151	16,862	7,512	¥47,148
Non-Performing	0	68	0	0	0	3,047	¥3,115
Gross write-offs	0	0	0	0	0	55	¥55
Other than non-recourse loans
Real estate companies in Japan
Performing	143,553	57,185	28,355	22,836	22,907	58,195	¥333,031
Non-Performing	37	0	0	9	656	773	¥1,475
Gross write-offs	0	0	0	0	4	0	¥4
Real estate companies in overseas
Performing	4,334	16,493	9,972	2,764	3,352	4,663	¥41,578
Non-Performing	489	581	4,444	515	2,205	9,947	¥18,181
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	95,090	29,538	18,606	11,920	10,619	14,566	¥180,339
Non-Performing	2	80	31	93	38	313	¥557
Gross write-offs	0	76	54	29	22	100	¥281
Commercial, industrial and other companies in overseas
Performing	133,052	101,881	207,529	52,300	66,126	91,453	¥652,341
Non-Performing	4,616	2,617	22,186	4,638	3,806	8,943	¥46,806
Gross write-offs	115	26	951	186	1,371	2,113	¥4,762
Loans to Equity method investees:
Performing	133,587	27,874	72,407	2,091	58	13,983	¥250,000
Non-Performing	0	230	327	0	0	1,372	¥1,929

		March 31, 2024
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2024	2023	2022	2021	2020	Prior	Total
	Gross write-offs	0	0	0	0	0	0	¥0

Purchased loans:
	Performing	145	16	590	227	4,670	13,445	¥19,093
	Non-Performing	0	0	0	0	0	880	¥880
	Gross write-offs	1,163	409	229	44	206	45,671	¥47,722

Net investment in leases:
	Performing	475,594	291,724	159,885	81,835	56,625	68,555	¥1,134,218
	Non-Performing	4,406	4,891	2,992	1,529	1,368	5,619	¥20,805
	Gross write-offs	1	190	839	422	298	885	¥2,635

Japan
	Performing	199,864	139,133	100,905	67,932	46,911	64,436	¥619,181
	Non-Performing	213	585	886	776	657	1,796	¥4,913
	Gross write-offs	0	26	101	129	158	583	¥997
Overseas
	Performing	275,730	152,591	58,980	13,903	9,714	4,119	¥515,037
	Non-Performing	4,193	4,306	2,106	753	711	3,823	¥15,892
	Gross write-offs	1	164	738	293	140	302	¥1,638

Total (excluding revolving repayment card loans)
	Performing	¥1,339,364	¥756,782	¥674,995	¥429,232	¥516,849	¥1,068,275	¥4,785,497
	Non-Performing	10,689	9,691	30,587	7,076	8,573	42,765	¥109,381
	Gross write-offs	2,547	4,201	3,061	909	2,048	49,509	¥62,275

		March 31, 2025
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2025	2024	2023	2022	2021	Prior	Total
Consumer borrowers:
	Performing	¥358,952	¥154,694	¥159,847	¥143,281	¥227,594	¥936,220	¥1,980,588
	Non-Performing	586	1,421	3,101	2,086	668	11,576	¥19,438
	Gross write-offs	206	1,773	1,136	106	8	70	¥3,299

Real estate loans
	Performing	339,308	142,337	152,451	142,224	227,484	935,996	¥1,939,800
	Non-Performing	224	472	2,110	2,057	666	11,487	¥17,016
	Gross write-offs	0	0	0	0	0	62	¥62
Other
	Performing	19,644	12,357	7,396	1,057	110	224	¥40,788
	Non-Performing	362	949	991	29	2	89	¥2,422
	Gross write-offs	206	1,773	1,136	106	8	8	¥3,237
Corporate borrowers:
	Performing	865,495	246,134	133,623	154,928	42,744	175,757	¥1,618,681
	Non-Performing	2,389	15,254	9,656	39,845	11,919	40,392	¥119,455

	March 31, 2025
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2025	2024	2023	2022	2021	Prior	Total
Gross write-offs	65	181	73	2,485	24	1,594	¥4,422

Non-recourse loans
Japan
Performing	225,394	52,292	10,487	6,932	0	6,372	¥301,477
Gross write-offs	0	0	0	0	0	0	¥0
The Americas
Performing	44,762	20,079	7,540	886	135	9,491	¥82,893
Non-Performing	0	0	67	0	0	3,764	¥3,831
Gross write-offs	0	0	0	0	0	150	¥150
Other than non-recourse loans
Real estate companies in Japan
Performing	205,004	67,092	33,558	23,295	19,072	67,088	¥415,109
Non-Performing	0	0	0	0	8	549	¥557
Gross write-offs	0	0	0	0	0	78	¥78
Real estate companies in overseas
Performing	57,678	2,458	8,833	2,828	504	6,469	¥78,770
Non-Performing	104	6,964	6,586	8,013	4,326	26,279	¥52,272
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	131,439	38,390	20,382	10,761	6,412	17,740	¥225,124
Non-Performing	415	58	130	11	76	86	¥776
Gross write-offs	0	0	0	0	6	140	¥146
Commercial, industrial and other companies in overseas
Performing	201,218	65,823	52,823	110,226	16,621	68,597	¥515,308
Non-Performing	1,870	8,232	2,873	31,821	7,509	9,714	¥62,019
Gross write-offs	65	181	73	2,485	18	1,226	¥4,048
Loans to Equity method investees:
Performing	515	111,724	2,028	0	1,583	14,858	¥130,708
Non-Performing	0	0	0	0	0	1,345	¥1,345
Gross write-offs	0	0	55	39	0	161	¥255

Purchased loans:
Performing	0	52	14	476	86	19,497	¥20,125
Non-Performing	0	0	0	31	0	1,233	¥1,264

		March 31, 2025
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2025	2024	2023	2022	2021	Prior	Total
	Gross write-offs	0	0	0	57	255	7,235	¥7,547

Net investment in leases:
	Performing	448,045	316,681	179,111	89,639	47,256	64,828	¥1,145,560
	Non-Performing	2,381	5,398	4,893	1,879	836	6,433	¥21,820
	Gross write-offs	0	456	1,029	538	353	1,129	¥3,505

Japan
	Performing	199,069	145,491	101,351	67,720	40,680	60,287	¥614,598
	Non-Performing	160	628	763	808	500	1,506	¥4,365
	Gross write-offs	0	34	135	254	256	627	¥1,306
Overseas
	Performing	248,976	171,190	77,760	21,919	6,576	4,541	¥530,962
	Non-Performing	2,221	4,770	4,130	1,071	336	4,927	¥17,455
	Gross write-offs	0	422	894	284	97	502	¥2,199

Total (excluding revolving repayment card loans)
	Performing	¥1,673,007	¥829,285	¥474,623	¥388,324	¥319,263	¥1,211,160	¥4,895,662
	Non-Performing	5,356	22,073	17,650	43,841	13,423	60,979	¥163,322
	Gross write-offs	271	2,410	2,293	3,225	640	10,189	¥19,028

Note:	Loans held for sale, policy loan receivables of an insurance entity and financing receivables, such as accounts receivable are not included in the table above.

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2024 and 2025 and the gross write-offs, corresponding to card loans, recorded during fiscal 2024 and 2025 is as follows:

	March 31, 2024
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥72,353	¥0	¥72,353	¥4,785,497	¥4,857,850

Non-Performing	0	0	0	109,381	¥109,381

Gross write-offs	780	138	918	62,275	¥63,193

	March 31, 2025
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥67,874	¥0	¥67,874	¥4,895,662	¥4,963,536

Non-Performing	0	0	0	163,322	¥163,322

Gross write-offs	0	0	0	19,028	¥19,028

Of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and card loans, among others, which are not restructured) and net investment in leases as the 90 days or more past-due
financing receivables not individually evaluated, and consider all others as the loans individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.

The following table provides information about the
past-due
financial assets as of March 31, 2024 and 2025:

	March 31, 2024
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,994	¥4,458	¥8,452	¥2,070,449
	Real estate loans	2,064	2,178	4,242	1,947,461
	Card loans	0	0	0	72,353
	Other	1,930	2,280	4,210	50,635
Corporate borrowers		12,576	27,469	40,045	1,469,857
Non-recourse loans	Japan	0	0	0	145,286
	The Americas	2,502	1,126	3,628	50,263
Other than non-recourse loans	Real estate companies in Japan	113	115	228	334,506
	Real estate companies in overseas	1,080	17,619	18,699	59,759
	Commercial, industrial and other companies in Japan	1,666	355	2,021	180,896
	Commercial, industrial and other companies in overseas	7,215	8,254	15,469	699,147
Loans to Equity method investees		0	0	0	251,929
Net investment in leases		23,376	18,995	42,371	1,155,023
	Japan	2,525	4,372	6,897	624,094
	Overseas	20,851	14,623	35,474	530,929

Total		¥39,946	¥50,922	¥90,868	¥4,947,258

	March 31, 2025
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,481	¥7,645	¥12,126	¥2,067,900
	Real estate loans	2,536	5,423	7,959	1,956,816
	Card loans	355	0	355	67,874
	Other	1,590	2,222	3,812	43,210
Corporate borrowers		9,896	83,940	93,836	1,738,136
Non-recourse loans	Japan	0	0	0	301,477
	The Americas	2,141	3,696	5,837	86,724
Other than non-recourse loans	Real estate companies in Japan	200	29	229	415,666
	Real estate companies in overseas	36	51,274	51,310	131,042
	Commercial, industrial and other companies in Japan	1,992	520	2,512	225,900
	Commercial, industrial and other companies in overseas	5,527	28,421	33,948	577,327
Loans to Equity method investees		0	0	0	132,053
Net investment in leases		20,113	20,577	40,690	1,167,380
	Japan	3,851	3,915	7,766	618,963
	Overseas	16,262	16,662	32,924	548,417

Total		¥34,490	¥112,162	¥146,652	¥5,105,469

Note:	Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principal and interest are not
past-due
30 days or more in accordance with the modified terms.

The following table provides information about
non-accrual
of financial assets as of March 31, 2024 and 2025:

	March 31, 2024
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,693	¥1,095	¥246	¥129
Overseas	547	1,107	0	100
Card loans
Japan	1,367	0	27	0
Other
Japan	5,429	96	169	7
Overseas	1,105	2,574	0	35
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	3,248	3,116	0	0
Other than non-recourse loans
Real estate companies
Japan	219	115	45	4
Overseas	12,804	16,093	0	0
Commercial, industrial and other companies
Japan	1,118	355	312	42
Overseas	20,470	27,636	0	2,319
Loans to Equity method investees	667	1,929	0	1,282
Net investment in leases	16,627	19,002	0	0

Total	¥65,294	¥73,118	¥799	¥3,918

	March 31, 2025
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,095	¥1,235	¥260	¥128
Overseas	1,107	4,976	0	0
Other
Japan	96	86	1	0
Overseas	2,574	2,373	0	4
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	3,116	3,831	0	603
Other than non-recourse loans
Real estate companies
Japan	115	29	30	0
Overseas	16,093	52,272	0	0
Commercial, industrial and other companies
Japan	355	520	54	37
Overseas	27,636	60,629	0	2,203
Loans to Equity method investees	1,929	1,345	0	0
Net investment in leases	19,002	20,597	0	0

Total	¥73,118	¥147,893	¥345	¥2,975

The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2023.

	Fiscal Year ended March 31, 2023
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥7,977	¥6,171
	Real estate loans	10	4
	Card loans	1,536	1,312
	Other	6,431	4,855
Corporate borrowers		10,510	10,507
Other than non-recourse loans	Real estate companies in Japan	231	230
	Commercial, industrial and other companies in overseas	10,279	10,277

Total		¥18,487	¥16,678

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of the investment as possible in troubled debt restructurings. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a reduction of the loan principal or a temporary reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for allowance for credit losses. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional allowance for credit losses for the restructured receivables.
For fiscal 2023, while there are financial assets for which the payments were deferred other than those in the troubled debt restructuring stated above due to the spread of
COVID-19,
the payment deferrals, which are determined not to meet the definition of a troubled debt restructuring are not included in the troubled debt restructuring stated the above.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2023 and for which there was a payment default during fiscal 2023:

	Fiscal Year ended March 31, 2023
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥808
	Real estate loans	5
	Card loans	2
	Other	801
Corporate borrowers		4,692
Other than non-recourse loans	Commercial, industrial and other companies in overseas	4,692

Total		¥5,500

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted financing receivables.

The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during fiscal 2024 and 2025:

Fiscal Year ended March 31, 2024
Millions of yen
Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥1,266	0.1	¥4,652	0.2	¥42	0.0
Real estate loans	5	0.0	1	0.0	1	0.0
Card loans	1,176	1.6	6	0.0	40	0.1
Other	85	0.2	4,645	9.2	1	0.0
Corporate borrowers	0	0	4,499	0.3	932	0.1
Non-recourse loans	0	0	1,277	0.7	0	0
The Americas	0	0	1,277	2.5	0	0
Other than non-recourse loans	0	0	3,222	0.3	932	0.1
Real estate companies in Japan	0	0	69	0.0	0	0
Commercial, industrial and other companies in Japan	0	0	711	0.4	0	0
Commercial, industrial and other companies in overseas	0	0	2,442	0.3	932	0.1
Loans to Equity method investees	0	0	955	0.4	0	0

Total	¥1,266	0.0	¥10,106	0.2	¥974	0.0

Fiscal Year ended March 31, 2024
Millions of yen

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination - term extension and principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥93	0.0	¥546	0.0	¥365	0.0
Real estate loans	0	0	2	0.0	0	0
Card loans	0	0.0	525	0.7	0	0
Other	93	0.2	19	0.0	365	0.7
Corporate borrowers	446	0.0	0	0	220	0.0
Non-recourse loans	0	0	0	0	0	0
The Americas	0	0	0	0	0	0
Other than non-recourse loans	446	0.0	0	0	220	0.0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	446	0.1	0	0	220	0.0
Loans to Equity method investees	0	0	0	0	3,392	1.3

Total	¥539	0.0	¥546	0.0	¥3,977	0.1

	Fiscal Year ended March 31, 2024
	Millions of yen
Portfolio segment	Combination - interest rate reduction, term extension and principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥0	0
Real estate loans	0	0
Card loans	0	0
Other	0	0
Corporate borrowers	327	0.0
Non-recourse loans	0	0
The Americas	0	0
Other than non-recourse loans	327	0.0
Real estate companies in Japan	0	0
Commercial, industrial and other companies in Japan	0	0
Commercial, industrial and other companies in overseas	327	0.0
Loans to Equity method investees	0	0

Total	¥327	0.0

Fiscal Year ended March 31, 2025
Millions of yen
Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥2	0.0	¥50	0.0	¥0	0
Other	2	0.0	50	0.1	0	0
Corporate borrowers	0	0	11,318	0.7	16	0.0
Non-recourse loans	0	0	2,141	0.6	0	0
The Americas	0	0	2,141	2.5	0	0
Other than non-recourse loans	0	0	9,177	0.7	16	0.0
Real estate companies in Japan	0	0	1,272	0.3	0	0
Real estate companies in overseas	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	623	0.2	0	0
Commercial, industrial and other companies in overseas	0	0	7,282	1.3	16	0.0
Loans to Equity method investees	0	0	933	0.7	0	0

Total	¥2	0.0	¥12,301	0.2	¥16	0.0

Portfolio segment	Combination - interest rate reduction and term extension
Class	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥138	0.0
Other	138	0.3
Corporate borrowers	14,407	0.8
Non-recourse loans	0	0
The Americas	0	0
Other than non-recourse loans	14,407	1.1
Real estate companies in Japan	0	0
Real estate companies in overseas	1,701	1.3
Commercial, industrial and other companies in Japan	0	0
Commercial, industrial and other companies in overseas	12,706	2.2
Loans to Equity method investees	0	0

Total	¥14,545	0.3

The Company and its subsidiaries offer various types of concessions to the debtors to protect as much of the investment as possible in modifications of financing receivables made to debtors experiencing financial difficulty. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an interest rate reduction and a term extension. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a principal forgiveness or a temporary reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in modifications of financing receivables made to debtors experiencing financial difficulty to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified to debtors experiencing financial difficulty are recognized as impaired and are individually evaluated for allowance for credit losses, taking into account payment default and repayment status after modifications. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the modifications. However, as a result of the modification, the Company and its subsidiaries may recognize additional allowance for credit losses for the modified receivables.

The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during fiscal 2024 and 2025:

Fiscal Year ended March 31, 2024
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Consumer borrowers
Real estate loans	Reduced weighted-average contractual interest rate from 5.3% to 0.0%.	Added a weighted-average 1.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥8 millio n.

Fiscal Year ended March 31, 2024
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Card loans	Reduced weighted-average contractual interest rate from 12.7% to 0.7%.	Added a weighted-average 0.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥185 million.
Other	Reduced weighted-average contractual interest rate from 14.6% to 5.3%.	Added a weighted-average 4.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥785 million.
Corporate borrowers
Non-recourse loans
The Americas	—	Added a weighted-average 1.0 years to the life of loans.	—
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 1.0 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 8.8% to 6.4%.	Added a weighted-average 3.1 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,487 million.
Loans to Equity method investees	—	Added a weighted-average 0.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥624 million.
Net investment in leases
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥0 million.

Fiscal Year ended March 31, 2025
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Consumer borrowers
Other	Reduced weighted-average contractual interest rate from 16.5% to 11.8%.	Added a weighted-average 2.4 years to the life of loans.	—
Corporate borrowers	—	—	—

Fiscal Year ended March 31, 2025
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Non-recourse loans
The Americas	—	Added a weighted-average 0.2 years to the life of loans.	—
Other than non-recourse loans	—	—	—
Real estate companies in Japan	—	Added a weighted-average 2.6 years to the life of loans.	—
Real estate companies in overseas	Reduced weighted-average contractual interest rate from 7.9% to 6.5%.	Added a weighted-average 2.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.9 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 15.2% to 11.8%.	Added a weighted-average 1.1 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥11 million.
Loans to Equity method investees	—	Added a weighted-average 0.5 years to the life of loans.	—

The following table provides information about financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date during fiscal 2024 and 2025.

	Fiscal Year ended March 31, 2024
	Millions of yen
Portfolio segment	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness
Class
Consumer borrowers	¥25	¥212	¥1	¥0	¥33	¥9
Real estate loans	3	0	0	0	0	0
Card loans	18	0	1	0	28	0
Other	4	212	0	0	5	9

Total	¥25	¥212	¥1	¥0	¥33	¥9

	Fiscal Year ended March 31, 2025
	Millions of yen
Portfolio segment	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness
Class
Consumer borrowers	¥0	¥0	¥0	¥17	¥0	¥0
Other	0	0	0	17	0	0
Corporate borrowers	0	0	0	7,620	0	0
Other than non-recourse loans	0	0	0	7,620	0	0
Commercial, industrial and other companies in overseas	0	0	0	7,620	0	0

Total	¥0	¥0	¥0	¥7,637	¥0	¥0

The Company and its subsidiaries consider financing receivables whose terms have been modified to debtors experiencing financial difficulty as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted receivables.

The following table provides information about the
past-due
financial assets modified to debtors experiencing financial difficulty within the previous 12 months from March 31, 2024 and 2025:

	March 31, 2024
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥35	¥91	¥7
Real estate loans	1	0	0
Other	34	91	7
Corporate borrowers	6,140	0	284
Non-recourse loans	1,277	0	0
The Americas	1,277	0	0
Other than non-recourse loans	4,863	0	284
Real estate companies in Japan	37	0	32
Commercial, industrial and other companies in Japan	481	0	230
Commercial, industrial and other companies in overseas	4,345	0	22
Loans to Equity method investees	4,347	0	0

Total	¥10,522	¥91	¥291

	March 31, 2025
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥173	¥1	¥17
Other	173	1	17
Corporate borrowers	23,857	2,141	45
Non-recourse loans	0	2,141	0
The Americas	0	2,141	0
Other than non-recourse loans	23,857	0	45
Real estate companies in Japan	1,243	0	29
Real estate companies in overseas	1,701	0	0
Commercial, industrial and other companies in Japan	623	0	0
Commercial, industrial and other companies in overseas	20,290	0	16
Loans to Equity method investees	933	0	0

Total	¥24,963	¥2,142	¥62

As of March 31, 2024 and 2025, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥119 million and ¥79 million as of March 31, 2024 and 2025, respectively.